Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	First Investors Equity Funds
Central Index Key	0000886048
Amendment Flag	false
Document Creation Date	Jul. 29, 2016
Document Effective Date	Aug. 01, 2016
Prospectus Date	Aug. 01, 2016